Financial Risk Management - Sensitivity Analysis for Each Type of Market Risk (Detail) - 5 percent weakening in exchange rate [Member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ 21,011	₩ (35,868)
JPY [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ (5,434)	₩ (6,645)